Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments with service condition
Share-based payments
Schedule of fair value of options

	2022	2021
Fair value at grant date	$3.19	$6.18
Share price at grant date	$4.29	$8.18
Exercise price	$4.29	$8.18
Expected volatility	90%	95%
Expected life	5.9	5.9
Expected dividends	0.0	0.0
Risk-free interest rate	2.32%	1.14%

Share-based payments with market condition
Share-based payments
Schedule of fair value of options

2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%